Long term debt - Series 1 Debentures (Details) - Debentures - Series 1 Debentures - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Debt Instrument [Line Items]
Redeemed debentures	CAD 19,900,000	CAD 0
Loss on extinguishment of debt	CAD 600,000